Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock Convertible	Common Stock	Common Stock Issuable	Additional Paid in Capital	Accumulated Deficit	Common Stock Returnable	Total
Balance at Dec. 31, 2021		$ 311,838		$ 451,227	$ (820,782)		$ (57,717)
Balance (in Shares) at Dec. 31, 2021		311,838,929
Common stock issued for services		$ 2,250		89,250			91,500
Common stock issued for services (in Shares)		2,250,000
Stock issued for cash	$ 6,000						6,000
Stock issued for cash (in Shares)	6,000,000
Stock issued for option to acquire common stock	$ 1,000						1,000
Stock issued for option to acquire common stock (in Shares)	1,000,000
Stock issued for services - related party		$ 200		5,000			5,200
Stock issued for services - related party (in Shares)		200,000
Stock issued for asset purchase		$ 1,000		17,000			18,000
Stock issued for asset purchase (in Shares)		1,000,000
Cancellation of common stock		$ (100)		100
Cancellation of common stock (in Shares)		(100,000)
Debt discount - beneficial conversion feature				75,000			75,000
Net loss					(965,150)		(965,150)
Balance at Dec. 31, 2022	$ 7,000	$ 315,188		637,577	(1,785,932)		(826,167)
Balance (in Shares) at Dec. 31, 2022	7,000,000	315,188,929
Common stock issued for services		$ 490		175,910			176,400
Common stock issued for services (in Shares)		490,000
Stock issued for license fee ($0.37.share)		$ 1,000		369,000			370,000
Stock issued for license fee ($0.37.share) (in Shares)		1,000,000
Net loss					(975,829)		(975,829)
Balance at Mar. 31, 2023	$ 7,000	$ 316,678		1,182,487	(2,761,761)		(1,255,596)
Balance (in Shares) at Mar. 31, 2023	7,000,000	316,678,929
Balance at Dec. 31, 2022	$ 7,000	$ 315,188		637,577	(1,785,932)		(826,167)
Balance (in Shares) at Dec. 31, 2022	7,000,000	315,188,929
Net loss							(2,006,742)
Balance at Sep. 30, 2023	$ 7,000	$ 323,570	$ 1,040	2,287,033	(3,792,674)	$ (171,163)	(1,345,194)
Balance (in Shares) at Sep. 30, 2023	7,000,000	323,570,966	1,040,000			(171,162,746)
Balance at Dec. 31, 2022	$ 7,000	$ 315,188		637,577	(1,785,932)		(826,167)
Balance (in Shares) at Dec. 31, 2022	7,000,000	315,188,929
Common stock issued for services		$ 1,083		257,630			258,713
Common stock issued for services (in Shares)		1,083,334
Stock repurchased exchange for note payable ($0.001) - related party – net and stock cancelled		$ (171,163)		48,290			(122,873)
Stock repurchased exchange for note payable ($0.001) - related party – net and stock cancelled (in Shares)		(171,162,796)
Common stock issuable for conversion of debt including inducement expense		$ 7,315		942,837			950,152
Common stock issuable for conversion of debt including inducement expense (in Shares)		7,315,341
Stock issued for license fee ($0.37.share)		$ 1,000		369,000			370,000
Stock issued for license fee ($0.37.share) (in Shares)		1,000,000
Stock issued in connection with the extension and issuance of notes and convertible notes including inducement expense		$ 2,040		363,120			365,160
Stock issued in connection with the extension and issuance of notes and convertible notes including inducement expense (in Shares)		2,040,000
Net loss					(2,456,550)		(2,456,550)
Balance at Dec. 31, 2023	$ 7,000	$ 155,463		2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	155,464,808
Balance at Mar. 31, 2023	$ 7,000	$ 316,678		1,182,487	(2,761,761)		(1,255,596)
Balance (in Shares) at Mar. 31, 2023	7,000,000	316,678,929
Common stock issued for services		$ 383		45,600			45,983
Common stock issued for services (in Shares)		383,334
Common stock issuable for conversion of debt including inducement expense		$ 6,299		789,416			795,715
Common stock issuable for conversion of debt including inducement expense (in Shares)		6,298,703
Net loss					(583,447)		(583,447)
Balance at Jun. 30, 2023	$ 7,000	$ 323,360		2,017,503	(3,345,208)		(997,345)
Balance (in Shares) at Jun. 30, 2023	7,000,000	323,360,966
Common stock issued for services		$ 210		36,120			36,330
Common stock issued for services (in Shares)		210,000
Stock repurchased exchange for note payable ($0.001) - related party – net and stock cancelled				48,290		$ (171,163)	(122,873)
Stock repurchased exchange for note payable ($0.001) - related party – net and stock cancelled (in Shares)						(171,162,746)
Common stock issuable for conversion of debt including inducement expense			$ 1,040	185,120			186,160
Common stock issuable for conversion of debt including inducement expense (in Shares)			1,040,000
Net loss					(447,466)		(447,466)
Balance at Sep. 30, 2023	$ 7,000	$ 323,570	$ 1,040	2,287,033	(3,792,674)	$ (171,163)	(1,345,194)
Balance (in Shares) at Sep. 30, 2023	7,000,000	323,570,966	1,040,000			(171,162,746)
Balance at Dec. 31, 2023	$ 7,000	$ 155,463		2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	155,464,808
Common stock issuable for services			$ 227,750				227,750
Common stock issuable for services (in Shares)			1,475,000
Common stock issuable for conversion of debt including inducement expense			$ 520,000				520,000
Common stock issuable for conversion of debt including inducement expense (in Shares)			2,080,000
Warrants issued for commitment fee				677,130			677,130
Net loss					(1,610,880)		(1,610,880)
Balance at Mar. 31, 2024	$ 7,000	$ 155,463	$ 747,750	3,295,584	(5,853,362)		(1,647,565)
Balance (in Shares) at Mar. 31, 2024	7,000,000	155,464,808	3,555,000
Balance at Dec. 31, 2023	$ 7,000	$ 155,463		2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	155,464,808
Net loss							(2,861,013)
Balance at Sep. 30, 2024	$ 7,000	$ 159,911	$ 40,000	4,567,510	(7,103,495)		(2,329,074)
Balance (in Shares) at Sep. 30, 2024	7,000,000	159,912,808	100,000
Balance at Mar. 31, 2024	$ 7,000	$ 155,463	$ 747,750	3,295,584	(5,853,362)		(1,647,565)
Balance (in Shares) at Mar. 31, 2024	7,000,000	155,464,808	3,555,000
Common stock issuable for services		$ 1,475	$ (227,750)	226,275
Common stock issuable for services (in Shares)		1,475,000	(1,475,000)
Common stock issuable for conversion of debt including inducement expense		$ 2,080	$ (520,000)	517,920
Common stock issuable for conversion of debt including inducement expense (in Shares)		2,080,000	(2,080,000)
Net loss					(364,191)		(364,191)
Balance at Jun. 30, 2024	$ 7,000	$ 159,018		4,039,779	(6,217,553)		(2,011,756)
Balance (in Shares) at Jun. 30, 2024	7,000,000	159,019,808
Common stock issuable for services			$ 40,000				40,000
Common stock issuable for services (in Shares)			100,000
Common stock issued for services		$ 143		49,907			50,050
Common stock issued for services (in Shares)		143,000
Common stock issued for research and development expenses		$ 750		100,050			100,800
Common stock issued for research and development expenses (in Shares)		750,000
Warrants issued for inducement expense				377,774			377,774
Net loss					(885,942)		(885,942)
Balance at Sep. 30, 2024	$ 7,000	$ 159,911	$ 40,000	$ 4,567,510	$ (7,103,495)		$ (2,329,074)
Balance (in Shares) at Sep. 30, 2024	7,000,000	159,912,808	100,000